Right-of-Use Assets and Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Right-of-Use Assets and Leases	Right-of-Use Assets and Leases
Amounts recognized in the consolidated balance sheets was as follows:
(a)Right-of-use assets

(In thousands)	Land use rights[i]	Office rent	Total
Net book amount as of January 1, 2021	$—	$142	$142
Additions	3,442	80	3,522
Depreciation	(46)	(95)	(141)
Exchange difference	53	4	57
Net book amount as of December 31, 2021	3,449	131	3,580
Additions	—	514	514
Depreciation	(66)	(233)	(299)
Exchange difference	(290)	(11)	(301)
Net book amount as of December 31, 2022	3,093	401	3,494
Additions	—	305	305
Depreciation	(22)	(250)	(272)
Government repurchase	(3,108)	—	(3,108)
Exchange difference	37	(3)	34
Net book amount as of December 31, 2023	$—	$453	$453
As of December 31, 2023
Cost	—	1,193	1,193
Accumulated depreciation	—	(740)	(740)
Net Book value	$—	$453	$453
(i)    During the year ended December 31, 2021, the addition of land use rights was related to payments to acquire long-term interest in the usage of land in Taicang, Jiangsu Province, PRC as stated in the land use right certificate. The Company paid an aggregate of USD 3.4 million for the land use rights during 2021. During the year ended December 31, 2022, the Group terminated its construction project to build facilities on the land.
In April 2023, the Jiangsu Taicang HIDC, and Connect SZ entered into an agreement for the Jiangsu Taicang HIDC to repurchase from Connect SZ the land use rights at the original purchase price and to terminate the Land Use Agreement and the relevant provisions of the Investment Agreement. The cancellation registration of the land use rights was completed in April 2023 and the Company received the repurchase price of USD 3.1 million in September 2023.
(b)Lease liabilities
We lease a research, development and administration facility in Taicang, Jiangsu Province, PRC, which expires on April 30, 2026, and lease an executive and administration office in San Diego, California, which expires in April 2025. The following tables provide information regarding these leases.

	As of December 31,
(In thousands)	2022	2023
Non-current	$245	$180
Current	186	285
	$431	$465
Amounts recognized in the consolidated statements of loss in addition to the right-of-use asset depreciation expense are as follows:

	For the year ended December 31,
(In thousands)	2021	2022	2023
Interest expense	$7	$21	$23
Expense relating to short-term leases (included in administrative expenses and research and development expenses)	2	—	—
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in administrative expenses and research and development expenses)	9	—	—
	$18	$21	$23
The total cash outflow for leases for the years ended December 31, 2021, 2022 and 2023 was USD 0.1 million, USD 0.2 million and USD 0.3 million, respectively.